Eaton Vance

Tax-Managed Buy-Write Strategy Fund

September 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.0%

Security	Shares	Value
Aerospace & Defense — 0.6%
Boeing Co. (The)(1)(2)	1,784	$392,373
Huntington Ingalls Industries, Inc.(2)	862	166,418
Textron, Inc.(2)	1,970	137,525

		$696,316

Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.(2)	711	$61,857
United Parcel Service, Inc., Class B(2)	1,266	230,539

		$292,396

Airlines — 0.4%
Alaska Air Group, Inc.(1)(2)	3,244	$190,098
United Airlines Holdings, Inc.(1)(2)	6,073	288,893

		$478,991

Auto Components — 0.1%
Aptiv PLC(1)(2)	900	$134,073

		$134,073

Automobiles — 2.6%
General Motors Co.(1)(2)	10,950	$577,175
Tesla, Inc.(1)(2)	2,930	2,272,156

		$2,849,331

Banks — 2.2%
Citizens Financial Group, Inc.(2)	2,920	$137,182
Comerica, Inc.(2)	1,757	141,438
JPMorgan Chase & Co.(2)	3,790	620,385
KeyCorp(2)	5,500	118,910
SVB Financial Group(1)(2)	1,836	1,187,672
Zions Bancorp N.A.(2)	3,012	186,413

		$2,392,000

Beverages — 1.9%
Coca-Cola Co. (The)(2)	2,104	$110,397
PepsiCo, Inc.(2)	13,207	1,986,465

		$2,096,862

Biotechnology — 1.9%
Gilead Sciences, Inc.(2)	9,883	$690,328
Incyte Corp.(1)(2)	8,257	567,916
Vertex Pharmaceuticals, Inc.(1)(2)	4,459	808,818

		$2,067,062

Building Products — 0.5%
Fortune Brands Home & Security, Inc.(2)	6,049	$540,902

		$540,902

Security	Shares	Value
Capital Markets — 2.0%
Goldman Sachs Group, Inc. (The)(2)	3,537	$1,337,092
Moody’s Corp.(2)	745	264,557
S&P Global, Inc.(2)	1,352	574,451

		$2,176,100

Chemicals — 1.1%
Ecolab, Inc.(2)	1,705	$355,697
Linde PLC(2)	717	210,353
Sherwin-Williams Co. (The)(2)	2,223	621,840

		$1,187,890

Commercial Services & Supplies — 0.7%
Copart, Inc.(1)(2)	1,078	$149,540
Waste Management, Inc.(2)	3,962	591,764

		$741,304

Communications Equipment — 0.8%
Cisco Systems, Inc.(2)	13,779	$749,991
Motorola Solutions, Inc.(2)	706	164,018

		$914,009

Construction Materials — 0.3%
Martin Marietta Materials, Inc.(2)	824	$281,544

		$281,544

Consumer Finance — 0.6%
Synchrony Financial(2)	13,342	$652,157

		$652,157

Containers & Packaging — 0.7%
Avery Dennison Corp.(2)	902	$186,903
Ball Corp.(2)	2,698	242,739
Packaging Corp. of America(2)	2,800	384,832

		$814,474

Diversified Financial Services — 0.4%
Berkshire Hathaway, Inc., Class B(1)(2)	1,685	$459,904

		$459,904

Diversified Telecommunication Services — 0.8%
AT&T, Inc.(2)	2,402	$64,878
Verizon Communications, Inc.(2)	16,153	872,424

		$937,302

Electric Utilities — 1.5%
Edison International(2)	8,227	$456,352
NextEra Energy, Inc.(2)	15,176	1,191,619

		$1,647,971

Electrical Equipment — 0.9%
Eaton Corp. PLC(2)	6,734	$1,005,454

		$1,005,454

Energy Equipment & Services — 0.6%
Halliburton Co.(2)	23,084	$499,076
Helmerich & Payne, Inc.(2)	4,130	113,203

		$612,279

Security	Shares	Value
Entertainment — 1.8%
Netflix, Inc.(1)(2)	3,300	$2,014,122

		$2,014,122

Equity Real Estate Investment Trusts (REITs) — 1.4%
Crown Castle International Corp.(2)	571	$98,966
Iron Mountain, Inc.(2)	10,624	461,613
Mid-America Apartment Communities, Inc.(2)	4,302	803,398
Public Storage(2)	545	161,920

		$1,525,897

Food & Staples Retailing — 0.9%
Kroger Co. (The)(2)	2,562	$103,582
Walgreens Boots Alliance, Inc.(2)	1,500	70,575
Walmart, Inc.(2)	6,285	876,003

		$1,050,160

Food Products — 1.1%
Campbell Soup Co.(2)	1,585	$66,269
Conagra Brands, Inc.(2)	2,493	84,438
General Mills, Inc.(2)	7,733	462,588
Hershey Co. (The)(2)	863	146,063
JM Smucker Co. (The)(2)	1,072	128,672
Kellogg Co.(2)	1,286	82,201
McCormick & Co., Inc., Non Voting Shares(2)	1,814	146,988
Tyson Foods, Inc., Class A(2)	953	75,230

		$1,192,449

Health Care Equipment & Supplies — 3.9%
Abbott Laboratories(2)	9,384	$1,108,532
Baxter International, Inc.(2)	3,147	253,113
Danaher Corp.(2)	5,291	1,610,792
Medtronic PLC(2)	8,169	1,023,984
ResMed, Inc.(2)	1,173	309,144

		$4,305,565

Health Care Providers & Services — 1.1%
Centene Corp.(1)(2)	3,582	$223,195
CVS Health Corp.(2)	906	76,883
Quest Diagnostics, Inc.(2)	1,243	180,620
UnitedHealth Group, Inc.(2)	1,922	751,002

		$1,231,700

Hotels, Restaurants & Leisure — 0.7%
McDonald’s Corp.(2)	2,925	$705,247
Norwegian Cruise Line Holdings, Ltd.(1)	3,180	84,938

		$790,185

Household Durables — 1.1%
D.R. Horton, Inc.(2)	8,108	$680,829
Garmin, Ltd.(2)	1,245	193,547
Newell Brands, Inc.(2)	16,334	361,635

		$1,236,011

Security	Shares	Value
Household Products — 1.3%
Procter & Gamble Co. (The)(2)	10,215	$1,428,057

		$1,428,057

Insurance — 2.1%
American International Group, Inc.(2)	4,746	$260,508
Lincoln National Corp.(2)	12,270	843,563
Marsh & McLennan Cos., Inc.(2)	2,761	418,098
Travelers Cos., Inc. (The)(2)	4,011	609,712
Unum Group(2)	7,352	184,241

		$2,316,122

Interactive Media & Services — 9.8%
Alphabet, Inc., Class A(1)(2)	1,282	$3,427,453
Alphabet, Inc., Class C(1)(2)	1,479	3,941,993
Facebook, Inc., Class A(1)(2)	10,375	3,521,171

		$10,890,617

Internet & Direct Marketing Retail — 6.5%
Amazon.com, Inc.(1)(2)	2,177	$7,151,532

		$7,151,532

IT Services — 4.1%
Accenture PLC, Class A(2)	1,265	$404,699
Broadridge Financial Solutions, Inc.(2)	506	84,320
Cognizant Technology Solutions Corp., Class A	2,708	200,961
Fidelity National Information Services, Inc.(2)	3,931	478,324
Global Payments, Inc.(2)	1,475	232,430
Mastercard, Inc., Class A(2)	1,585	551,073
PayPal Holdings, Inc.(1)(2)	5,350	1,392,123
Visa, Inc., Class A(2)	5,567	1,240,049

		$4,583,979

Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.(2)	6,652	$1,047,890
Thermo Fisher Scientific, Inc.	134	76,558

		$1,124,448

Machinery — 0.4%
Caterpillar, Inc.(2)	772	$148,201
Flowserve Corp.(2)	4,274	148,179
Parker-Hannifin Corp.(2)	680	190,142

		$486,522

Media — 1.9%
Comcast Corp., Class A(2)	34,097	$1,907,045
Interpublic Group of Cos., Inc. (The)(2)	4,476	164,135

		$2,071,180

Multi-Utilities — 0.9%
CMS Energy Corp.(2)	9,671	$577,649
Sempra Energy(2)	3,649	461,598

		$1,039,247

Security	Shares	Value
Multiline Retail — 0.3%
Target Corp.(2)	1,444	$330,344

		$330,344

Oil, Gas & Consumable Fuels — 1.4%
Chevron Corp.(2)	3,700	$375,365
Marathon Oil Corp.(2)	43,271	591,515
Occidental Petroleum Corp.(2)	8,462	250,306
ONEOK, Inc.(2)	1,500	86,985
Williams Cos., Inc. (The)(2)	11,095	287,804

		$1,591,975

Pharmaceuticals — 2.4%
Bristol-Myers Squibb Co.(2)	12,551	$742,643
Johnson & Johnson(2)	8,372	1,352,078
Merck & Co., Inc.(2)	6,240	468,686
Zoetis, Inc.(2)	626	121,532

		$2,684,939

Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(1)(2)	2,381	$231,814

		$231,814

Road & Rail — 1.3%
CSX Corp.(2)	38,584	$1,147,488
Norfolk Southern Corp.(2)	1,203	287,818

		$1,435,306

Semiconductors & Semiconductor Equipment — 9.1%
Advanced Micro Devices, Inc.(1)(2)	7,011	$721,432
Analog Devices, Inc.(2)	5,679	951,119
Intel Corp.(2)	17,229	917,961
Lam Research Corp.(2)	2,478	1,410,354
Micron Technology, Inc.(2)	9,956	706,677
NVIDIA Corp.(2)	18,910	3,917,396
Qorvo, Inc.(1)(2)	382	63,866
QUALCOMM, Inc.(2)	10,708	1,381,118

		$10,069,923

Software — 12.7%
Adobe, Inc.(1)(2)	4,494	$2,587,286
Microsoft Corp.(2)	33,952	9,571,748
Oracle Corp.(2)	7,003	610,171
salesforce.com, inc.(1)(2)	4,619	1,252,765

		$14,021,970

Specialty Retail — 2.0%
Best Buy Co., Inc.(2)	1,823	$192,709
Gap, Inc. (The)(2)	10,841	246,091
Home Depot, Inc. (The)(2)	3,692	1,211,936
TJX Cos., Inc. (The)(2)	5,474	361,175
Tractor Supply Co.(2)	1,174	237,864

		$2,249,775

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 9.0%
Apple, Inc.(2)	70,518	$9,978,297

		$9,978,297

Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B(2)	3,892	$565,235

		$565,235

Tobacco — 0.2%
Altria Group, Inc.(2)	4,598	$209,301

		$209,301

Total Common Stocks (identified cost $57,242,700)		$110,784,993

Short-Term Investments — 0.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.05%(3)	349,465	$349,465

Total Short-Term Investments (identified cost $349,465)		$349,465

Total Investments — 100.3% (identified cost $57,592,165)		$111,134,458

Total Written Call Options — (0.2)% (premiums received $1,281,284)		$(227,460)

Other Assets, Less Liabilities — (0.1)%		$(165,774)

Net Assets — 100.0%		$110,741,224

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security (or a portion thereof) has been pledged as collateral for written options.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2021.

Written Call Options — (0.2)%

Exchange-Traded Options — (0.2)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
NASDAQ 100 Index	2	$2,937,924	$15,750	10/1/21	$(310)
NASDAQ 100 Index	2	2,937,924	15,800	10/4/21	(125)
NASDAQ 100 Index	2	2,937,924	15,800	10/6/21	(290)
NASDAQ 100 Index	2	2,937,924	15,825	10/8/21	(505)
NASDAQ 100 Index	3	4,406,886	15,600	10/11/21	(1,680)
NASDAQ 100 Index	3	4,406,886	15,500	10/13/21	(3,540)
NASDAQ 100 Index	3	4,406,886	15,525	10/15/21	(3,870)
NASDAQ 100 Index	3	4,406,886	15,300	10/18/21	(13,635)
NASDAQ 100 Index	3	4,406,886	15,300	10/20/21	(17,415)
NASDAQ 100 Index	2	2,937,924	15,400	10/22/21	(9,700)
NASDAQ 100 Index	2	2,937,924	15,300	10/25/21	(15,790)
NASDAQ 100 Index	2	2,937,924	15,100	10/27/21	(33,430)
S&P 500 Index	12	5,169,048	4,560	10/1/21	(60)
S&P 500 Index	12	5,169,048	4,550	10/4/21	(180)
S&P 500 Index	12	5,169,048	4,550	10/6/21	(330)
S&P 500 Index	12	5,169,048	4,535	10/8/21	(810)
S&P 500 Index	12	5,169,048	4,510	10/11/21	(1,500)
S&P 500 Index	12	5,169,048	4,480	10/13/21	(4,320)
S&P 500 Index	12	5,169,048	4,490	10/15/21	(4,680)
S&P 500 Index	12	5,169,048	4,410	10/18/21	(27,600)
S&P 500 Index	12	5,169,048	4,425	10/20/21	(24,960)
S&P 500 Index	12	5,169,048	4,480	10/22/21	(10,680)
S&P 500 Index	12	5,169,048	4,475	10/25/21	(13,440)
S&P 500 Index	13	5,599,802	4,425	10/27/21	(38,610)

Total					$(227,460)

At September 30, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives.

The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At September 30, 2021, the value of the Fund’s investment in affiliated funds was $349,465, which represents 0.3% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$166,955	$12,535,766	$(12,353,256)	$—	$—	$349,465	$240	349,465

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$110,784,993 *	$—	$—	$110,784,993
Short-Term Investments	—	349,465	—	349,465
Total Investments	$110,784,993	$349,465	$—	$111,134,458

Liability Description
Written Call Options	$(227,460)	$—	$—	$(227,460)
Total	$(227,460)	$—	$—	$(227,460)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.